Derivative Warrant Liabilities (Details) - USD ($)				3 Months Ended		9 Months Ended
	Dec. 27, 2024	Dec. 16, 2024	Jan. 21, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	May 27, 2025	Mar. 31, 2025	Jan. 16, 2024	Sep. 18, 2023	Apr. 06, 2023
Derivative Warrant Liabilities [Line Items]
Number of shares issued								250	866
Changes in fair value of derivative warrant liabilities (in Dollars)				$ 139,563	$ (643,225)	$ 1,319,081	$ (83,080)
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued		15,156										4,505,718
Exercise price (in Dollars per share)			$ 1.077
Exercisable common shares (in Dollars per share)			0.724
Warrants exercised common share		10,969
Gross proceeds (in Dollars)		$ 11,821
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	327,765										7,500,000
Exercise price (in Dollars per share)			1.077
Exercisable common shares (in Dollars per share)			$ 0.288
Warrants exercised common share	94,419
Gross proceeds (in Dollars)	$ 101,755
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	205,000									1,500,000
Exercise price (in Dollars per share)										$ 1.6
Warrants exercised common share	205,000
Gross proceeds (in Dollars)	$ 328,000